DWS Alternative Asset Allocation VIP Investment Objectives and Goals - Class B [Member] - DWS Alternative Asset Allocation VIP	Apr. 24, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DWS Alternative Asset Allocation VIP
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks capital appreciation.